Condensed Consolidating Guarantor Financial Statements	12 Months Ended
Dec. 31, 2011
Condensed Consolidating Guarantor Financial Statements [Abstract]
CONDENSED CONSOLIDATING GUARANTOR FINANCIAL STATEMENTS

NOTE 16 — CONDENSED CONSOLIDATING GUARANTOR FINANCIAL STATEMENTS

The Company and its wholly-owned subsidiaries, except Alpha Hunter Drilling, LLC, Eureka Hunter, LLC, and Hunter Real Estate, LLC, and its majority owned subsidiary, PRC Williston, LLC referred to collectively as Non Guarantor Subsidiaries, may fully and unconditionally guarantee the obligations of the Company under any debt securities that it may issue pursuant to a universal shelf registration statement, on a joint and several basis, on Form S-3. Condensed consolidating financial information for Magnum Hunter Resources Corporation and subsidiaries as of December 31, 2011 and December 31, 2010, and for the years ended December 31, 2011, 2010, and 2009 was as follows:

Magnum Hunter Resources Corporation and Subsidiaries Condensed Consolidating Balance Sheets

(in thousands)

	As of December 31, 2011
	Magnum Hunter Resources Corporation	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Magnum Hunter Resources Corporation Consolidated
ASSETS
Current assets	$25,402	$39,570	$12,341	$—	$77,313
Intercompany accounts receivable	602,773	—	—	(602,773)	—
Property and equipment (using successful efforts accounting)	13,287	727,661	337,558	—	1,078,506
Investment in subsidiaries	244,500	—	126,655	(371,155)	—
Other assets	9,151	467	2,967	—	12,585
Total Assets	$895,113	$767,698	$479,521	$(973,928)	$1,168,404
LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities	$21,112	$114,105	$32,102	$—	$167,319
Intercompany accounts payable	—	241,339	361,434	(602,773)	—
Long-term liabilities	253,319	93,925	63,189	—	410,433
Redeemable preferred stock	100,000	—	—	—	100,000
Shareholders’ equity	520,682	318,329	22,796	(371,155)	490,652
Total Liabilities and Stockholders’ Equity	$895,113	$767,698	$479,521	$(973,928)	$1,168,404

	As of December 31, 2010
	Magnum Hunter Resources Corporation	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Magnum Hunter Resources Corporation Consolidated
ASSETS
Current assets	$4,809	$6,436	$1,881	$—	$13,126
Intercompany accounts receivable	131,691	—	—	(131,691)	—
Property and equipment (using successful efforts accounting)	12,049	149,647	70,905	—	232,601
Investment in subsidiaries	80,877	—	—	(80,877)	—
Other assets	2,724	512	4	—	3,240
Total Assets	$232,150	$156,595	$72,790	$(212,568)	$248,967
LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities	$24,853	$13,480	$5,902	$—	$44,235
Intercompany accounts payable	—	56,326	75,365	(131,691)	—
Long-term liabilities	24,386	3,023	3,765	—	31,174
Redeemable preferred stock	70,236	—	—	—	70,236
Shareholders’ equity	112,675	83,766	(12,242)	(80,877)	103,322
Total Liabilities and Stockholders’ Equity	$232,150	$156,595	$72,790	$(212,568)	$248,967

Magnum Hunter Resources Corporation and Subsidiaries Condensed Consolidating Statements of Operations

(in thousands)

	For the Year Ended December 31, 2011
	Magnum Hunter Resources Corporation	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Magnum Hunter Resources Corporation Consolidated
Revenues	$1,056	$100,504	$31,370	$(3,752)	$129,178
Expenses	68,757	111,994	29,287	(3,752)	206,286
Loss from continuing operations before equity in net income of subsidiary	(67,701)	(11,490)	2,083	—	(77,108)
Equity in net income of subsidiary	(8,960)	—	—	8,960	—
Net income (loss)	(76,661)	(11,490)	2,083	8,960	(77,108)
Less: Net income attributable to non-controlling interest	—	—	(249)	—	(249)
Net loss	(76,661)	(11,490)	1,834	8,960	(77,357)
Income tax benefit	—	571	125	—	696
Dividends on preferred stock	(14,007)	—	—	—	(14,007)
Net income (loss) attributable to common shareholders	$(90,668)	$(10,919)	$1,959	$8,960	$(90,668)

	For the Year Ended December 31, 2010
	Magnum Hunter Resources Corporation	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Magnum Hunter Resources Corporation Consolidated
Revenues	$1,312	$21,765	$11,984	$(2,337)	$32,724
Expenses	27,339	18,293	11,557	(2,337)	54,852
Loss from continuing operations before equity in net income of subsidiary	(26,027)	3,472	427	—	(22,128)
Equity in net income of subsidiary	3,770	—	—	(3,770)	—
Gain (loss) from continuing operations before income taxes and non-controlling interest	(22,257)	3,472	427	(3,770)	(22,128)
Less: Net income attributable to non-conrolling interest	—	—	(129)	—	(129)
Net income (loss) from continuing operations attributable to Magnum Hunter Resources Corporation	(22,257)	3,472	298	(3,770)	(22,257)
Income from discontinued operations	8,457	—	—	—	8,457
Net loss	(13,800)	3,472	298	(3,770)	(13,800)
Dividends on preferred stock	(2,467)	—	—	—	(2,467)
Net income (loss) attributable to common shareholders	$(16,267)	$3,472	$298	$(3,770)	$(16,267)

	For the Year Ended December 31, 2009
	Magnum Hunter Resources Corporation	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Magnum Hunter Resources Corporation Consolidated
Revenues	$981	$104	$5,777	$(18)	$6,844
Expenses	16,054	152	6,282	(12)	22,476
Loss from continuing operations before equity in net income of subsidiary	(15,073)	(48)	(505)	(6)	(15,632)
Equity in net income of subsidiary	(491)	—	—	491	—
Gain (loss) from continuing operations before income taxes and non-controlling interest	(15,564)	(48)	(505)	485	(15,632)
Less: Net income attributable to non-controlling interest	—	—	63	—	63
Net income (loss) from continuing operations attributable to Magnum Hunter Resources Corporation	(15,564)	(48)	(442)	485	(15,569)
Income from discontinued operations	445	—	—	—	445
Net loss	(15,119)	(48)	(442)	485	(15,124)
Dividends on preferred stock	(26)	—	—	—	(26)
Net income (loss) attributable to common shareholders	$(15,145)	$(48)	$(442)	$485	$(15,150)

Magnum Hunter Resources Corporation

and Subsidiaries Condensed Consolidating Statements of Cash Flows

(in thousands)

	For the Year Ended December 31, 2011
	Magnum Hunter Resources Corporation	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Magnum Hunter Resources Corporation Consolidated
Cash flow from operating activities	$(203,251)	$192,027	$45,062	$—	$33,838
Cash flow from investing activities	(90,464)	(196,692)	(74,559)	—	(361,715)
Cash flow from financing activities	310,917	(369)	31,645	—	342,193
Effect of exchange rate changes on cash	—	—	(19)	—	(19)
Net increase (decrease) in cash	17,202	(5,034)	2,129	—	14,297
Cash at beginning of period	1,556	(1,094)	92	—	554
Cash at end of period	$18,758	$(6,128)	$2,221	$—	$14,851

	For the Year Ended December 31, 2010
	Magnum Hunter Resources Corporation	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Magnum Hunter Resources Corporation Consolidated
Cash flow from operating activities	$(92,809)	$72,453	$19,189	$—	$(1,167)
Cash flow from investing activities	(21,926)	(77,194)	(19,161)	—	(118,281)
Cash flow from financing activities	117,998	(80)	(198)	—	117,720
Net increase (decrease) in cash	3,263	(4,821)	(170)	—	(1,728)
Cash at beginning of period	(1,707)	3,727	262	—	2,282
Cash at end of period	$1,556	$(1,094)	$92	$—	$554

	For the Year Ended December 31, 2009
	Magnum Hunter Resources Corporation	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Magnum Hunter Resources Corporation Consolidated
Cash flow from operating activities	$719	$440	$2,214	$—	$3,373
Cash flow from investing activities	(12,549)	(529)	(3,546)	—	(16,624)
Cash flow from financing activities	9,414	(1)	—	—	9,413
Net decrease in cash	(2,416)	(90)	(1,332)	—	(3,838)
Cash at beginning of period	4,420	235	1,465	—	6,120
Cash at end of period	$2,004	$145	$133	$—	$2,282

The Company and certain of its subsidiaries, including Alpha Hunter Drilling, LLC, Bakken Hunter, LLC, Eagle Ford Hunter, Inc., Hunter Aviation, LLC, Hunter Real Estate, LLC, Magnum Hunter Marketing, LLC, Magnum Hunter Production, Inc., Magnum Hunter Resources, GP, LLC, Magnum Hunter Resources, LP, NGAS Gathering, LLC, NGAS Hunter, LLC, PRC Williston, LLC, Triad Hunter, LLC, Williston Hunter, Inc., and Williston Hunter ND, LLC, (collectively, “Guarantor Subsidiaries”), jointly and severally guarantee on a senior unsecured basis the obligations of the Company under all the Senior Notes issued under the indenture entered into by the Company on May 16, 2012, as supplemented. (Viking International Resources Co., Inc., the Company’s subsidiary that was added as a guarantor of the Senior Notes pursuant to the supplemental indenture dated December 13, 2012, was acquired by the Company on November 2, 2012 and is not included as a Guarantor Subsidiary in the following financial statements.) Condensed consolidating financial information for Magnum Hunter Resources Corporation, the Guarantor Subsidiaries and the other subsidiaries of the Company (the “Non Guarantor Subsidiaries”) as of December 31, 2011 and December 31, 2010, and for the years ended December 31, 2011, 2010, and 2009 was as follows:

Magnum Hunter Resources Corporation and Subsidiaries Condensed Consolidating Balance Sheets

(in thousands)

	As of December 31, 2011
	Magnum Hunter Resources Corporation	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Magnum Hunter Resources Corporation Consolidated
ASSETS
Current assets	$25,402	$41,748	$9,595	$568	$77,313
Intercompany accounts receivable	667,557	—	—	(667,557)	—
Property and equipment (using successful efforts accounting)	13,287	765,281	299,938	—	1,078,506
Investment in subsidiaries	147,490	64,783	126,655	(338,928)	—
Other assets	9,151	466	2,968	—	12,585
Total Assets	$862,887	$872,278	$439,156	$(1,005,917)	$1,168,404

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities	$21,112	$115,323	$30,304	$580	$167,319
Intercompany accounts payable	—	351,408	316,149	(667,557)	—
Long-term liabilities	253,319	99,102	58,012	—	410,433
Redeemable preferred stock	100,000	—	—	—	100,000
Shareholders’ equity	488,456	306,445	34,691	(338,940)	490,652
Total Liabilities and Stockholders’ Equity	$862,887	$872,278	$439,156	$(1,005,917)	$1,168,404

	As of December 31, 2010
	Magnum Hunter Resources Corporation	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Magnum Hunter Resources Corporation Consolidated
ASSETS
Current assets	$4,809	$7,924	$393	$—	$13,126
Intercompany accounts receivable	131,691	—	—	(131,691)	—
Property and equipment (using successful efforts accounting)	12,049	184,835	35,717	—	232,601
Investment in subsidiaries	70,073	—	—	(70,073)	—
Other assets	2,724	502	14	—	3,240
Total Assets	$221,346	$193,261	$36,124	$(201,764)	$248,967

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities	24,853	14,357	5,025	—	$44,235
Intercompany accounts payable	—	102,949	28,742	(131,691)	—
Long-term liabilities	24,386	6,426	362	—	31,174
Redeemable preferred stock	70,236	—	—	—	70,236
Shareholders’ equity	101,871	69,529	1,995	(70,073)	103,322
Total Liabilities and Stockholders’ Equity	$221,346	$193,261	$36,124	$(201,764)	$248,967

Magnum Hunter Resources Corporation and Subsidiaries Condensed Consolidating Statements of Operations

(in thousands)

	For the Year Ended December 31, 2011
	Magnum Hunter Resources Corporation	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Magnum Hunter Resources Corporation Consolidated

Revenues	$1,056	$105,536	$26,365	$(3,779)	$129,178
Expenses	68,757	118,026	23,282	(3,779)	206,286

Loss from continuing operations before equity in net income of subsidiary	(67,701)	(12,490)	3,083	—	(77,108)
Equity in net income of subsidiary	(8,960)	—	—	8,960	—

Net income (loss) from continuing operations before income taxes and non-controlling interest	(76,661)	(12,490)	3,083	8,960	(77,108)

Income tax benefit	—	571	125	—	696
Net income attributable to non-controlling interest	—	(249)	—	—	(249)
Net income (loss)	(76,661)	(12,168)	3,208	8,960	(76,661)

Dividends on preferred stock	(14,007)	—	—	—	(14,007)

Net income (loss) attributable to common shareholders	$(90,668)	$(12,168)	$3,208	$8,960	$(90,668)

	For the Year Ended December 31, 2010
	Magnum Hunter Resources Corporation	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Magnum Hunter Resources Corporation Consolidated

Revenues	$1,312	$31,698	$2,051	$(2,337)	$32,724
Expenses	27,339	28,436	1,414	(2,337)	54,852

Loss from continuing operations before equity in net income of subsidiary	(26,027)	3,262	637	—	(22,128)
Equity in net income of subsidiary	3,770	—	—	(3,770)	—

Net income (loss)	(22,257)	3,262	637	(3,770)	(22,128)
Less: Net income attributable to non-controlling interest	—	(129)	—	—	(129)

Income from discontinued operations	8,457	—	—	—	8,457
Net loss	(13,800)	3,133	637	(3,770)	(13,800)
Dividends on preferred stock	(2,467)	—	—	—	(2,467)

Net income (loss) attributable to common shareholders	$(16,267)	$3,133	$637	$(3,770)	$(16,267)

	For the Year Ended December 31, 2009
	Magnum Hunter Resources Corporation	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Magnum Hunter Resources Corporation Consolidated
Revenues	$981	$5,881	$—	$(18)	$6,844
Expenses	16,054	6,434	—	(12)	22,476

Income (loss)from continuing operations before equity in net losses of subsidiary	(15,073)	(553)	—	(6)	(15,632)
Equity in net loss of subsidiary	(496)	—	—	496	—

Gain (loss)from continuing operations before income taxes and non-controlling interest	(15,569)	(553)	—	490	(15,632)
Less: Net income attributable to non-controlling interest	—	63	—	—	63

Net loss from continuing operations attributable to Magnum Hunter
Resources Corporation	(15,569)	(490)	—	490	(15,569)
Income from discontinued operations	445	—		—	445

Net income (loss)	(15,124)	(490)	—	490	(15,124)

Dividends on preferred stock	(26)	—	—	—	(26)

Net income (loss)attributable to common shareholders	$(15,150)	$(490)	$—	$490	$(15,150)

Magnum Hunter Resources Corporation

and Subsidiaries Condensed Consolidating Statements of Cash Flows

(in thousands)

	For the Year Ended December 31, 2011
	Magnum Hunter Resources Corporation	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Magnum Hunter Resources Corporation Consolidated

Cash flow from operating activities	$(203,251)	$193,295	$43,794	$—	$33,838
Cash flow from investing activities	(90,464)	(201,272)	(69,979)	—	(361,715)
Cash flow from financing activities	310,917	3,206	28,070	—	342,193

Effect of exchange rate changes on cash	—	—	(19)	—	(19)
Net increase (decrease) in cash	17,202	(4,771)	1,866	—	14,297
Cash at beginning of period	1,556	(1,101)	99	—	554

Cash at end of period	$18,758	$(5,872)	$1,965	$—	$14,851

	For the Year Ended December 31, 2010
	Magnum Hunter Resources Corporation	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Magnum Hunter Resources Corporation Consolidated

Cash flow from operating activities	$(92,809)	$73,243	$18,399	$—	$(1,167)
Cash flow from investing activities	(21,926)	(78,081)	(18,274)	—	(118,281)
Cash flow from financing activities	117,998	(278)	—	—	117,720

Net decrease in cash	3,263	(5,116)	125	—	(1,728)
Cash at beginning of period	(1,707)	3,989	—	—	2,282

Cash at end of period	$1,556	$(1,127)	$125	$—	$554

	For the Year Ended December 31, 2009
	Magnum Hunter Resources Corporation	Guarantor Subsidiaries	Non Guarantor Subsidiaries	Eliminations	Magnum Hunter Resources Corporation Consolidated

Cash flow from operating activities	$719	$2,654	$—	$—	$3,373
Cash flow from investing activities	(12,549)	(4,075)	—	—	(16,624)
Cash flow from financing activities	9,414	(1)	—	—	9,413

Net decrease in cash	(2,416)	(1,422)	—	—	(3,838)
Cash at beginning of period	4,420	1,700	—	—	6,120

Cash at end of period	$2,004	$278	$—	$—	$2,282